Capital, Share Premium, Reserves	9 Months Ended
Sep. 30, 2022
Capital, Share Premium, Reserves
Capital, Share Premium, Reserves

15.Capital, Share Premium, Reserves

15.1. Capital and share premium

Evolution of the share capital and share premium over the nine months ended September 30, 2022 and 2021:

	Common	Par value	Share	Share
(Number of shares (1) except otherwise stated)	shares	(EUR)	capital	premium
January 1, 2021	22,097,609	0.17	3,796	157,514
February 22, 2021 - Exercise warrants	10,000	0.17	2	50
June 23, 2021 - Exercise warrants	60,000	0.17	10	300
July 7, 2021 - IPO	2,835,000	0.17	487	71,355
July 9, 2021 - IPO	425,250	0.17	73	10,703
July 9, 2021 - Exercise warrants	10,000	0.17	2	118
September 10, 2021 - Exercise warrants	82,500	0.17	14	558
September 30, 2021 - Exercise warrants	27,000	0.17	5	135
September 30, 2021	25,547,359	0.17	4,389	240,733
October 11, 2021 - Exercise warrants	110,000	0.17	19	755
November 4, 2021 - Exercise warrants	90,000	0.17	15	585
November 25, 2021 - Exercise warrants	25,000	0.17	4	125
December 31, 2021	25,772,359	0.17	4,427	242,198
February 10, 2022 - Exercise warrants	25,000	0.17	4	125
June 8, 2022 - Capital increase in cash	38,920	0.17	7	—
September 30, 2022 - Exercise warrants	10,000	0.17	2	117
September 30, 2022	25,846,279	0.17	4,440	242,440

[1] The numbers for the common shares have been retrospectively adjusted for the stock split.

On February 10, 2022, pursuant to the exercise of warrants, the Company issued 25,000 new shares for an aggregate capital increase of €129,000 (including share premium).

On June 8, 2022, the Company issued 38,920 new shares for an aggregate capital increase of €7,000 (there was no share premium).

On September 30, 2022, pursuant to the exercise of warrants, the Company issued 10,000 new shares for an aggregate capital increase of €119,000 (including share premium).

15.2.Reserves

The reserves include the share-based payment reserve (see note 16), other comprehensive income and the retained loss. Retained loss is comprised of primarily accumulated losses, other comprehensive income is comprised of currency translation reserves and remeasurements of post-employment benefit obligations.

The movement in other comprehensive income for the nine months ended September 30, 2022 and 2021 is detailed in the table below:

		Post-
	Currency	employment
	translation	benefit
(in EUR 000)	reserve	obligations	Total
Opening value at January 1, 2021	149	—	149
Currency translation differences	138	—	138
Total other comprehensive income at September 30, 2021	287	—	287
Opening value at January 1, 2022	270	(68)	202
Currency translation differences	(14)	—	(14)
Remeasurements of post-employment benefit obligations	—	—	—
Total other comprehensive income at September 30, 2022	256	(68)	188